-------------------
                                    RWB/WPG
                                   U.S. LARGE
                                   STOCK FUND
                              -------------------








                               SEMI ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

RWB/WPG U.S. LARGE STOCK FUND
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)






NUMBER                                                       VALUE
OF SHARES                                                   (000's)
---------                                                   -------

           COMMON STOCKS (100.0%)
           BASIC MATERIALS (3.7%)
 42,700    Du Pont E I De Nemours & Co..................    $ 3,186
 11,600    Fort James Corp..............................        516
 14,200    Hercules Inc. ...............................        584
 41,400    Kimberly-Clark Corp. ........................      1,899
 21,600    Praxair Inc. ................................      1,011
                                                            -------
                                                              7,196
                                                            -------

           CONSUMER CYCLICALS (13.4%)
  6,100    Armstrong World Industries Inc...............        411
 42,200   +Arrow Electronics Inc. ......................        918
 32,200    Chrysler Corp. ..............................      1,815
 25,100    Clairborne (Liz) Inc. .......................      1,311
 32,000    Dayton Hudson Corp...........................      1,552
 33,500    Deluxe Corp..................................      1,200
 46,000    Ford Motor Co. ..............................      2,714
 22,000    Gannet Inc.  ................................      1,563
  7,100    Goodyear Tire & Rubber Co....................        458
 75,200   +King World Productions Inc. .................      1,918
  8,100    Knight Ridder Inc. ..........................        446
 40,700    Marriott International Inc - Cl A............      1,318
 39,450    Mattel Inc. .................................      1,669
 36,000    May Department Stores Co. ...................      2,358
 12,400    Maytag Corp..................................        612
  8,900    New York Times Co. - Cl A ...................        705
 56,800   +Office Max Inc...............................        937
 24,600    Penney (J.C.) Co. ...........................      1,779
 46,500    Toys R Us Inc. ..............................      1,096
 36,300    Tupperware Corp .............................      1,021
 10,200    VF Corp .....................................        525
                                                            -------
                                                             26,326
                                                            -------

           CONSUMER NON CYCLICALS (10.6%)
 40,200    American Stores Co. .........................        972
 24,600    Anheuser- Busch Companies Inc ...............      1,161
 23,000    Avon Products Inc. ..........................      1,782
 44,800    Campbell Soup Co. ...........................      2,380
 67,900    Coca Cola Co. ...............................      5,805
 16,500    Colgate- Palmolive Co. ......................      1,452
 11,800    General Mills Inc. ..........................        807
 32,350    Heinz H J Co. ...............................      1,816
 91,500    Philip Morris Companies Inc. ................      3,603
 50,100    Wendy's International .......................      1,177
                                                            -------
                                                             20,955
                                                            -------
           ENERGY (7.9%)
 14,000    Coastal Corp. ...............................        977
  8,550    Columbia Energy Group .......................        476
 81,700    Exxon Corp. .................................      5,826
126,200    Royal Dutch Petroleum Co. ADR ...............      6,917
 20,900    Schlumberger Ltd ............................      1,428
                                                            -------
                                                             15,624
                                                            -------
           FINANCE (17.4%)
 33,700    Allstate Corp. ..............................      $3,086
 12,055    Associates First Capital Corp. ..............        927
 11,500    Bankers Trust N.Y. Corp. ....................      1,335
 40,300    Bear Stearns Companies Inc. .................      2,292
 51,800    Chase Manhattan Corp ........................      3,911
 19,700    Citicorp ....................................      2,940
 20,700    Fannie Mae ..................................      1,258
 33,000    First Chicago NBD ...........................      2,925
 49,000    First Union Corp. ...........................      2,854
 16,900    Golden West Financial .......................      1,797
  8,500    Loews Corp. .................................        741
 17,700    Marsh & McLennan Companies ..................      1,070
 43,000    Pacific Century Financial Corp. .............      1,032
 28,600    PNC Bank ....................................      1,539
 13,000    SAFECO Corp. ................................        591
 33,950    SLM Holding Corp ............................      1,664
 12,200    St Paul Companies Inc. ......................        513
  5,300    Transamerica Corp. ..........................        609
 22,600    Travelers Group Inc. ........................      1,370
 44,619    U.S. Bancorp ................................      1,919
                                                            -------
                                                             34,373
                                                            -------

           HEALTH CARE (12.7%)
 88,600    Abbott Laboratories .........................      3,622
 40,700    American Home Products Corp. ................      2,106
 73,200    Bristol-Myers Squibb Co. ....................      8,413
 52,800    Schering-Plough Corp. .......................      4,838
 28,300   +Tenet Healthcare Corp.  .....................        884
 74,400    Warner Lambert Co. ..........................      5,162
                                                            -------
                                                             25,025
                                                            -------

           INDUSTRIAL (3.5%)
 25,300    Browning Ferris Industries Inc. .............        879
 14,600    Case Corp ...................................        704
 13,400    Cooper Industries Inc. ......................        736
 15,900    Interpublic Group of Companies Inc ..........        965
 14,625    Parker Hannifin Corp. .......................        558
 12,600    Raychem Corp. ...............................        372
  9,600    Stanley Works ...............................        399
 12,600    Textron Inc. ................................        903
 44,400    USX US Steel Group ..........................      1,465
                                                            -------
                                                              6,981
                                                            -------

           TECHNOLOGY (23.7%)
 33,600   +Cadence Design Systems Inc.  ................      1,050
 22,500   +Cisco Systems  ..............................      2,071
 38,700    Computer Associates
           International Inc ...........................      2,150
 60,300   +Dell Computer Corp.  ........................      5,597
 10,200    Eaton Corp. .................................        793
  9,800    General Dynamics Corp. ......................        456
 84,400    General Electric Co .........................      7,680


                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)


NUMBER                                                       VALUE
OF SHARES                                                   (000's)
---------                                                   -------


 43,300    GTE Corp ....................................    $ 2,409
 36,300    Intel Corp. .................................      2,691
 23,200    International Business
               Machines Corp. ..........................      2,664
 13,900    Lockheed Martin Corp. .......................      1,472
 46,400    Lucent Technologies .........................      3,860
 25,600    MediaOne Group Inc ..........................      1,125
 44,600   +Microsoft Corp. .............................      4,833
 19,500    Raytheon Co. - Cl B .........................      1,153
 27,300    Sprint Corp. ................................      1,925
 33,299    US West Inc .................................      1,565
 31,400    Xerox Corp. .................................      3,191
                                                            -------
                                                             46,685
                                                            -------

           TRANSPORTATION (1.1%)
 10,200    Burlington Northern Santa Fe ................      1,002
 13,800   +UAL Corp. ...................................      1,076
                                                            -------
                                                              2,078
                                                            -------

           UTILITIES (6.0%)
 40,700    Edison International ........................      1,203
 61,200    Entergy Corp. ...............................      1,759
 31,600    GPU Inc. ....................................      1,195
131,852    SBC Communications ..........................      5,274
 36,500    Southern New England
               Telecommunications ......................      2,391
                                                            -------
                                                             11,822
                                                            -------

           TOTAL INVESTMENTS (100.0%)
               (Cost $129,152)                              197,065

           OTHER ASSETS IN EXCESS
               OF LIABILITIES (0.0%)                             62
                                                           --------

           TOTAL NET ASSETS (100.0%)                       $197,127
                                                           ========


+ Non-income producing securities.



Page 2              See Notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (UNAUDITED)



ASSETS:
Investments at value (Cost $129,151,900) ......................   $ 197,064,972
Dividends and interest receivable .............................         258,701
Prepaid expenses ..............................................           8,873
                                                                  -------------
                                                                    197,332,546
                                                                  -------------

LIABILITIES:
Payable for management fee Note 2 .............................          24,719
Payable for shareholder servicing fee Note 2 ..................          16,045
Due to custodian ..............................................         148,445
Accrued expenses ..............................................          16,080
                                                                  -------------
                                                                        205,289
                                                                  -------------

NET ASSETS ....................................................   $ 197,127,257
                                                                  =============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .........................   $      22,511
Paid-in surplus ...............................................      99,699,109
Undistributed net investment income ...........................       2,011,243
Undistributed realized gains on investments and futures .......      27,481,322
Net unrealized appreciation on investments and futures ........      67,913,072
                                                                  -------------
Net Assets applied to 22,511,448 shares of beneficial interest issued and outstanding with $0.001 par value
     (authorized shares unlimited) ............................   $ 197,127,257
                                                                  =============


UNREALIZED APPRECIATION\(DEPRECIATION)*
        Gross appreciation ....................................      69,167,475
        Gross depreciation ....................................      (1,254,403)
                                                                  -------------
Net unrealized appreciation ...................................      67,913,072
                                                                  =============

Net asset value, offering and redemption price per share
        as of the close of business on June 30, 1998 ..........   $        8.76
                                                                  =============

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.





                      See notes to financial statements                   Page 3

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


INVESTMENT INCOME:
Dividends ......................................................     $ 1,633,366
Interest .......................................................          27,087
                                                                     -----------
                                                                                      $ 1,660,453
                                                                                      -----------
EXPENSES:
Investment advisory fee (Note 2) ...............................         261,642
Shareholder service fee (Note 2) ...............................         100,632
Fund Accounting expense ........................................          43,391
Professional fees ..............................................          30,551
Custodian fees and expenses ....................................          28,892
Transfer agent fee and expenses ................................          16,062
Registration fees ..............................................          11,405
Shareholder reports ............................................           7,761
Organization costs .............................................           5,465
Trustees' fees and expenses ....................................           4,811
Other expenses .................................................           6,796
                                                                     -----------
                                                                         517,408
Less waiver of fees by adviser (Note 2) ........................         (90,981)
Less expenses paid directly (Note 5) ...........................          (3,774)
                                                                     -----------
                                                                                          422,653
                                                                                    -------------
NET INVESTMENT INCOME ..........................................                        1,237,800

NET REALIZED GAIN ON INVESTMENTS AND FUTURES ...................                       27,305,433
NET CHANGE IN UNREALIZED APPRECIATION ON
        INVESTMENTS AND FUTURES ................................                        4,958,773
                                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........                    $  33,502,006
                                                                                    =============

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS          YEAR
                                                                       ENDED            ENDED
                                                                      6/30/98*         12/31/97
                                                                      --------         --------
OPERATIONS:
Net investment income ..........................................    $  1,237,800     $  3,033,100
Net realized gains on investments and futures ..................      27,305,433       25,418,479
Net change in unrealized gain on investments and futures .......       4,958,773       26,788,609
                                                                    ------------     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      33,502,006       55,240,188
                                                                    ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .....................................            --         (2,702,229)
From capital gains .............................................            --        (28,496,233)
                                                                    ------------     ------------
NET DECREASE DUE TO DISTRIBUTIONS ..............................            --        (31,198,462)
                                                                    ------------     ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST - NOTE 4
Shares sold ....................................................       8,274,329       19,457,474
Dividends and Distributions reinvested .........................            --         30,787,326
Shares redeemed ................................................     (57,600,129)     (61,560,976)
                                                                    ------------     ------------
NET DECREASE FROM FUND SHARE TRANSACTIONS ......................     (49,325,800)     (11,316,176)
                                                                    ------------     ------------

Total Increase/(decrease) in Net Assets ........................     (15,823,794)      12,725,550

NET ASSETS BEGINNING OF PERIOD .................................     212,951,051      200,225,501
                                                                    ------------     ------------
NET ASSETS END OF PERIOD (including undistributed net investment
        income of $2,011,243 and $773,442) .....................    $197,127,257     $212,951,051
                                                                    ============     ============


* Unaudited



Page 4                               See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS - UNAUDITED


NOTE 1 - ORGANIZATION AND ACCOUNTING POLICIES: RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amend-ed, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities listed or admitted to trading on a national securities exchange are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required. The federal income tax basis of investments approximates cost.

ORGANIZATIONAL EXPENSES: Organizational and initial offering expenses paid by the Fund are amortized on a straight-line method over a sixty-month period.

FUTURES: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

FINANCIAL RISKS: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS - UNAUDITED



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES: The investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG"). Under the Fund's Investment Advisory agreement, the advisory fee is calculated at the following rates: 0.26% of the Funds average daily net assets not exceeding $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% of assets in excess of $1 billion up to $2 billion and 0.20% in excess of $2 billion. Such fees are paid monthly. WPG has voluntarily agreed to limit the Fund's total operating expenses to 0.42% or less (determined by average net assets). On May 6, 1998 the Managing Directors of WPG entered into an agreement with Robeco Groep N.V. ("Robeco") pursuant to which WPG will become a wholly owned subsidiary of Robeco. The transaction is expected to close in September 1998, subject to the satisfaction or waiver of certain conditions. WPG will remain as the Funds' investment adviser on substantially identical terms as described above.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. RWB is entitled to receive a fee from the Fund for shareholder servicing functions provided, equal to 0.10% of daily average net assets. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser. On April 16, 1998 RWB entered into an agreement with Assante Capital Management Inc. ("Assante") pursuant to which RWB will be merged into Assante. The transaction is expected to close in August 1998, subject to the satisfaction or waiver of certain conditions. RWB will continue to carry out shareholder servicing functions.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 - SECURITIES TRANSACTIONS: During the six months ended June 30, 1998, sales proceeds and cost of securities purchased (other than short-term investments and options written), amounted to $70,507,031 and $23,266,750, respectively. Brokerage commissions on the above transactions amounted to $72,340. Of this amount, $38,437 was received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which were received by WPG.

NOTE 4 - TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):


                                                  SIX MONTHS
                                                    ENDED            YEAR ENDED
                                                 JUNE 30, 1998      DECEMBER 31,
                                                  (UNAUDITED)          1997
                                                 -------------      ------------

Shares sold ...............................          1,024             2,574
Distributions reinvested ..................           --               4,144
Shares redeemed ...........................         (7,177)           (8,145)
                                                   --------           -------
Net decrease ..............................         (6,153)           (1,427)
                                                   ========           =======


NOTE 5 - The Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1998, the Fund's custodian fees amounted to $28,892 of which $3,774 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

NOTE 6 - RECLASSIFICATION OF CAPITAL ACCOUNTS: In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", the Fund reclassified $202,070 from undistributed net investment income to undistributed net realized gains at December 31,1997.

RWB/WPG U.S. LARGE STOCK FUND
FINANCIAL HIGHLIGHTS




                                                            SIX MONTHS      YEAR         YEAR         YEAR         YEAR      PERIOD
                                                               ENDED       ENDED        ENDED        ENDED        ENDED      ENDED
                                                             6/30/98#    12/31/97     12/31/96     12/31/95     12/31/94   12/31/93*
                                                             --------    --------     --------     --------     --------   ---------
PER SHARE DATA:
   Net Asset Value at Beginning of Period .............    $   7.43    $   6.65     $   6.39     $   5.05     $   5.16     $   5.00
                                                           --------    --------     --------     --------     --------     --------

   Net Investment Income ..............................        0.06        0.12         0.13         0.13         0.14         0.06
   Net Realized and Unrealized Gain/(Loss)
           on Investments .............................        1.27        1.93         1.12         1.58        (0.14)        0.20
                                                           --------    --------     --------     --------     --------     --------
   Total Income from Operations .......................        1.33        2.05         1.25         1.71         0.00         0.26
                                                           --------    --------     --------     --------     --------     --------

   Dividends from Net Investment Income ...............        0.00       (0.11)       (0.12)       (0.13)       (0.11)       (0.06)
   Distributions from Capital Gains ...................        0.00       (1.16)       (0.87)       (0.24)        0.00        (0.04)
                                                           --------    --------     --------     --------     --------     --------
   Total Distributions ................................        0.00       (1.27)       (0.99)       (0.37)       (0.11)       (0.10)
                                                           --------    --------     --------     --------     --------     --------

   Net Asset Value End of Period ......................    $   8.76    $   7.43     $   6.65     $   6.39     $   5.05     $   5.16
                                                           ========    ========     ========     ========     ========     ========


Total return ..........................................      17.90%      30.83%       19.33%       33.81%        0.06%        5.09%
Net assets at end of period (000's)....................    $197,127    $212,951     $200,226     $174,161     $106,850      $66,845
Average commission per share (B).......................     $0.0390     $0.0350      $0.0330        N/A           N/A         N/A

Ratios:
   Ratio of Expenses to Average Net Assets.............       0.42%(A)+   0.51%+       0.59%+       0.69%+       0.75%+   0.77% (A)+
   Ratio of Net Income to Average Net Assets...........       1.23%(A)+   1.46%+       1.86%+       2.26%+       2.65%+   2.54% (A)+
   Portfolio Turnover Rate.............................       11.4%       54.2%        59.6%        27.1%        36.2%    27.1% (A)



*   From inception of Fund 6/8/93.

#   Unaudited.

(A) Annualized

(B) As of 9/95 the S.E.C. instituted new guidelines requiring the disclosure of average commissions per share.

+ The Advisor agreed not to impose its full fee from inception through June 30, 1998. Had the Advisor not so agreed, the ratio of expenses and net investment income to average net assets would have been 0.98% and 2.33% for the period ended 12/31/93, 0.79% and 2.61% for the year ended 12/31/94, 0.74% and 2.21%
   for the year ended 12/31/95, 0.62% and 1.83% for the year ended 12/31/96, 0.53% and 1.44% for the year ended December 31, 1997, and 0.51% and 1.14% for the six months ended June 30, 1998, respectively. The custody fee earnings credit had an effect of less than 0.01% per share on the above ratios.



                        See notes to financial statements                 Page 7

RWB/WPG U.S. LARGE STOCK FUND
TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 1998 (UNAUDITED)





                                             SIX             AVERAGE ANNUAL RETURN
                                            MONTHS     YEAR       FIVE      SINCE
                                            ENDED     ENDED      YEARS   INCEPTION*
                                            -----     -----      -----   ----------

RWB/WPG U.S. LARGE STOCK FUND               17.90%     31.34%     20.85%     20.68%

S & P 500 INDEX                             17.71%     30.16%     23.08%     22.98%

 * Inception of the Fund was June 8, 1993.

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The results of the Fund and the S & P 500 Stock Index (the "S & P 500") assume the reinvestment of all capital gain distributions and income dividends. The Fund's past performance is not indicitive of future performance and should be considered in light of its investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S & P 500 is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The S & P 500 represents an unmanaged group of securities.





Page 8                        See notes to financial statements












                                PAGE LEFT BLANK

                                    RWB/WPG
                             U.S. LARGE STOCK FUND
                             REINHARDT WERBA BOWEN
                              1190 Saratoga Avenue
                                   Suite 200
                               San Jose, CA 95129
                            (800) 366-7266 Ext. 124


TRUSTEES
Raymond R. Herrmann, Jr.*               William B. Ross*
Lawrence J. Israel*                     Robert A. Straniere*
Graham E. Jones*                        Alan B. Werba
Paul Meek*
*Member of Audit Committee

OFFICERS
Roger J. Weiss, President, CHAIRMAN AND TRUSTEE
Jay C. Nadel, EXECUTIVE VICE PRESIDENT AND SECRETARY
Francis H. Powers, EXECUTIVE VICE PRESIDENT AND TREASUREr
Daniel Cardell, VICE PRESIDENT
Joseph J. Reardon, VICE PRESIDENT
Joseph Parascondola, ASSISTANT VICE PRESIDENT

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109